Fees Summary	Jun. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 130,000
Previously Paid Amount	0.00
Total Fee Amount	19.90
Total Offset Amount	0.00
Net Fee	19.90
Narrative - Max Aggregate Offering Price	$ 130,000
Final Prospectus	true